Promissory Note Receivable (Narrative) (Details) - USD ($)		12 Months Ended
	Feb. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Promissory Note Receivable [Abstract]
Principal amount of promissory note	$ 173,072
Monthly payments	$ 15,055	$ 30,111	$ 15,055	$ 0
Percentage of interest rate of promissory note receivable	8.00%
Allowance for credit losses of promissory note receivable		131,089
Carrying value of the promissory note receivable		$ 0	$ 159,171